SCHEDULE OF MOVEMENT FOR CHANGES IN VALUATION ALLOWANCES (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Income Tax Disclosure [Abstract]
Valuation allowance, beginning balance	$ 1,168,270	$ 2,996,555	$ 2,407,161
Additions	79,801	(1,896,697)	672,359
Foreign exchange difference	(15,593)	68,412	(82,965)
Valuation allowance, ending balance	$ 1,232,478	$ 1,168,270	$ 2,996,555